June 24, 2019

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Jackson National Separate Account - I (Retirement Latitudes) File Nos: 333-132128 and 811-08664

Dear Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933 and for the above registrant and offering of securities, we certify that the form of the prospectus supplement and the form of the statement of additional information supplement that would have been filed under paragraph (c) does not differ from that contained in the most recent post-effective amendment to the registration statement; and that the text of the most recent post-effective amendment was filed electronically. This filing is for the first of two prospectus supplements for this offering of securities.

If you have any questions, please call me at (517) 367-3754.

Very truly yours,

/s/ ALISON SAMBORN

Alison Samborn
Senior Attorney, Legal Product Development